Securities Act Registration No. 333-108394
Investment Company Act Reg. No. 811-21422

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 15	☒
(Check appropriate box or boxes.)

ZIEGLER LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

20 North Clark Street 34th Floor Chicago, Illinois	60602-4109
(Address of Principal Executive Offices)	(Zip Code)

(312) 368-1442

(Registrant’s Telephone Number, including Area Code)

Copy to:
Margaret M. Baer
Ziegler Lotsoff Capital Management, LLC	Richard L. Teigen
20 North Clark Street	Foley & Lardner LLP
34th Floor	777 East Wisconsin Avenue
Chicago, Illinois 60602-4109	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐           on (date) pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a) (1)

☐           on (date) pursuant to paragraph (a) (1)

☐           75 days after filing pursuant to paragraph (a) (2)

☐           on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on Form N-1A (File No. 333-108394) consists of the following:

Cover Sheet

Contents of Registration Statement

Part A — The definitive Prospectus of the Registrant as filed on November 14, 2011 pursuant to Rule 497 is incorporated herein by reference.

Part B — The definitive Statement of Additional Information of the Registrant as filed on November 14, 2011 pursuant to Rule 497 is incorporated herein by reference.

Part C — Other Information

Signature Page

Exhibits — The sole purpose of this Post-Effective Amendment is to file as exhibits conformed copies of certain agreements and the opinion of counsel.

PART C

OTHER INFORMATION

Item 28.     Exhibits

(a)	(1)	Certificate of Trust.(1)

(2)	Certificate of Amendment to Certificate of Trust. (4)

(3)	Agreement and Declaration of Trust. (4)

(4)	Written Instrument Designating and Establishing Series.

(b)	Bylaws. (4)

(c)	See relevant portions of Certificate of Trust (as amended), Agreement and Declaration of Trust (as amended) and Bylaws (as amended).

(d)	(1)	Investment Advisory Agreement with Ziegler Lotsoff Capital Management, LLC (respecting Ziegler Lotsoff Capital Management Micro Cap Fund). (5)

(2)	Investment Advisory Agreement with Ziegler Lotsoff Capital Management, LLC (respecting Ziegler Lotsoff Capital Management Long/Short Credit Fund).

(3)	Fee Waiver and Reimbursement Agreement with Ziegler Lotsoff Capital Management, LLC (respecting Ziegler Lotsoff Capital Management Long/Short Credit Fund).

(e)	Distribution Agreement with UMB Distribution Services, LLC. (2) Amended Schedule A thereto.

(f)	None.

(g)	Custodian Agreement with UMB Bank, n.a. (2) Amended Appendix B thereto.

(h)	(1)	Administration and Fund Accounting Agreement with UMB Fund Services, Inc. (2) Amended Schedule A thereto.

(2)	Transfer Agency Agreement with UMB Fund Services, Inc. (2) Amended Schedule A thereto.

(i)	Opinion of Foley & Lardner LLP.

(j)	None.

(k)	None.

(l)	Form of Subscription Agreement. (1)

(m)	None.

(n)	None.

(p)	(1)	Code of Ethics of Registrant. (3)

(2)	Code of Ethics of Ziegler Lotsoff Capital Management, LLC.(4)

(1)  Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto.  The Registration Statement was filed on August 29, 2003 and its accession number is 0000897069-03-000985.

(2)  Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto.  The Registration Statement was filed on October 30, 2003 and its accession number is 0000897069-03-001284.

(3)  Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto.  The Registration Statement was filed on December 2, 2004 and its accession number is 0000897069-04-002075.

(4)  Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto.  The Registration Statement was filed on June 24, 2005 and its accession number is 0000897069-05-001563.

 (5)  Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto.  The Registration Statement was filed on August 26, 2011 and its accession number is 0001144204-11-049888.

Item 29.     Persons Controlled by or under Common Control with Registrant

Information respecting persons controlled by or under common control with Registrant Trust Company is incorporated herein by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.  Registrant neither controls any person nor is any person under common control with Registrant.

Item 30.     Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration and Fund Accounting Agreement.  The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.     Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.     Principal Underwriters

(a)           UMB Distribution Services, LLC currently serves as the principal underwriter of the shares of Cheswold Lane Funds, Commonwealth International Series Trust, The SteelPath MLP Funds Trust, Nakoma Mutual Funds, The Marsico Investment Fund, Green Century Funds, Giant 5 Funds, The Westport Funds and Scout Funds.

(b)           The principal business address of UMB Distribution Services, LLC, the Registrant’s distributor, is 803 West Michigan Street, Milwaukee, Wisconsin 53233-2301.  To the best of the Registrant’s knowledge, the following are the members and officers of  UMB Distribution Services, LLC:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Robert Tuszynski	President	None

Christine L. Mortensen	Treasurer	None

Constance Dye Shannon	Secretary	None

Karen Fay Luedtke	Chief Compliance Officer	None

(c)           The total commissions and other compensation received by UMB Distribution Services, LLC, directly or indirectly, from the Registrant during the fiscal year ended September 30, 2010 is as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation

$0	$0	$0	$0

Item 33.     Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of: UMB Fund Services, Inc., the Registrant’s administrator, 803 West Michigan Street, Milwaukee, Wisconsin 53223-2301; UMB Distribution Services, LLC, the Registrant’s distributor, 803 West Michigan Street, Milwaukee, Wisconsin 53223-2301; and UMB Bank, n.a., the Registrant’s custodian, 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106.

Item 34.     Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.     Undertakings

Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 16th day of November, 2011.

ZIEGLER LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
(Registrant)

By:	/s/ Joseph N. Pappo
Joseph N. Pappo, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Joseph N. Pappo	President (Principal Executive Officer)	November 16, 2011
Joseph N. Pappo

/s/ John Chrystal	Trustee	November 16, 2011
John Chrystal

/s/ Albert J. DiUlio, S.J.	Trustee	November 16, 2011
Albert J. DiUlio, S.J.

/s/ David S. Krause	Trustee	November 16, 2011
David S. Krause

/s/ Margaret M. Baer	Trustee, Secretary and Treasurer	November 16, 2011
Margaret M. Baer	(Principal Financial and Accounting Officer)

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit

(a)	(1) Certificate of Trust. *

(2) Certificate of Amendment to Certificate of Trust. *

(3) Agreement and Declaration of Trust. *

(4) Written Instrument Designating and Establishing Series.

(b)	Bylaws. *

(c)	See relevant portions of Certificate of Trust (as amended), Agreement and Declaration of Trust (as amended) and Bylaws (as amended).

(d)	(1) Investment Advisory Agreement with Ziegler Lotsoff Capital Management, LLC (respecting Ziegler Lotsoff Capital Management Micro Cap Fund). *

(2) Investment Advisory Agreement with Ziegler Lotsoff Capital Management, LLC (respecting Ziegler Lotsoff Capital Management Long/Short Credit Fund).

(3) Fee Waiver and Reimbursement Agreement with Ziegler Lotsoff Capital Management, LLC (respecting Ziegler Lotsoff Capital Management Long/Short Credit Fund).

(e)	Distribution Agreement with UMB Distribution Services, LLC * Amended Schedule A thereto.

(f)	None.

(g)	Custodian Agreement with UMB Bank, n.a. * Amended Appendix B thereto.

(h)	(1) Administration and Fund Accounting Agreement with UMB Fund Services, Inc. * Amended Schedule A thereto.

(2) Transfer Agency Agreement with UMB Fund Services, Inc. * Amended Schedule A thereto.

(i)	Opinion of Foley & Lardner LLP.

(j)	None.

(k)	None.

(l)	Form of Subscription Agreement. *

(m)	None.

(n)	None.

(p)	(1) Code of Ethics of Registrant. *

(2) Code of Ethics of Ziegler Lotsoff Capital Management. *

* Filed previously.